Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax Expense
Income tax credit / (expense) is comprised of the following:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Current tax	0.5	(3.9)	(2.1)	(9.1)
Change in deferred tax	0.5	0.5	0.8	(0.5)
Total	1.0	(3.4)	(1.3)	(9.6)